Consolidated Statement of Cash Flows	5 Months Ended
Aug. 31, 2020 USD ($)
Cash Flows from Operating Activities
Net loss	$ (363,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of equity investment	19,553
Changes in operating assets and liabilities:
Prepayments	(50,000)
Accounts payable and accounts payable - related party	25,584
Net Cash Used in Operating Activities	(368,774)
Cash Flows from Investing Activities
Cash acquired from acquisition	17
Net Cash from Investing Activities	17
Cash Flows from Financing Activities
Proceeds from sale of common stock	611,507
Net Cash Provided by Financing Activities	611,507
Net Change in Cash	242,750
Cash - beginning of reporting period	0
Cash - end of reporting period	242,750
Non Cash Financing and Investing Activities
Issuance of stock for acquisition	$ 110,910